Mortgage Loans Payable (Detail) - Schedule of maturities of long-term debt (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amount
2013	$ 758.8
2014	222.7
2015	273.1
2016	188.6
2017	51.8
Thereafter	758.8
Total maturities	$ 2,253.8	$ 2,008.6